Pensions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Non Elective and Matching Contributions	$ 3,324	$ 6,581	$ 12,851	$ 12,565
Unrecognized prior service cost			249
Unrecognized prior service credits, net of tax			223
Unrecognized actuarial losses			87,812
Unrecognized actuarial losses, net of tax			78,237
Cumulative other comprehensive loss and expected to be recognized in net periodic benefit cost			21	2,689
Benefit plan exceed Projected benefit obligation			13,171	10,753
Increase (Decrease) Benefit plan exceed projected benefit obligation			2,509	2,690
Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated cash contribution to pension plans			10,400
Defined Benefit Plan Estimated Future Discretionary Employer Contributions in Next Fiscal Year			12,100
U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Pension Plan			325,755	308,050
Non-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Pension Plan			$ 187,065	$ 155,832